Form N-1A Cover	Jan. 01, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	American Century California Tax-Free and Municipal Funds
Entity Central Index Key	0000717316
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 29, 2025
Prospectus Date	Jan. 01, 2026